13F-HR
9/30/01
				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [X]; Amendment Number:2
This Amendment (Check only one.):	[X]  is a restatement.
				[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer King
Title:	Investment Operations Analyst
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		May 8, 2002

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			72

Form 13F Information Table Value Total:		$ 849,494,000


List of Other Included Managers:

No.	13F File Number	Name





			          FORM 13F INFORMATION TABLE
							VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER	      VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(x$1000)PRNAMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

Americredit		COM		03060R101	882	27905	SH		SOLE		27205		700
Anadarko Petroleum	COM		032511107	808	16800	SH		SOLE		16800
Apollo Group		CL A		037604105	17347	412738	SH		SOLE		400768		11970
Applebee's Int'l	COM		037899101	1306	44259	SH		SOLE		44259
AptarGroup Inc.		COM		038336103	684	21500	SH		SOLE		21500
Arthur J Gallagher & Co.COM		363576109	1083	32000	SH		SOLE		32000
Autozone Inc		COM		053332102	12258	236360	SH		SOLE		229800		6560
Avon Products Inc.	COM		054303102	14289	308960	SH		SOLE		301920		7040
Baxter International	COM		071813109	21467	389950	SH		SOLE		377900		12050
Bed Bath & Beyond	COM		075896100	1385	54415	SH		SOLE		54415
Best Buy Co.		COM		086516101	16638	366070	SH		SOLE		354210		11860
BP Amoco		SPONSORED ADR	055622104	507	10320	SH		SOLE		1852		8468
Biomet			COM		090613100	21343	729668	SH		SOLE		713388		16280
BJ's Wholesale Club Inc	COM		05548J106	1408	29570	SH		SOLE		29570
Bristol Myers Squibb	COM		110122108	244	4400	SH		SOLE		4400
Burlington Resources	COM		122014103	19564	571880	SH		SOLE		558825		13055
Cardinal Health Inc	COM		14149Y108	39698	536816	SH		SOLE		521230		15586
Carnival Corp		COM		143658102	2017	91597	SH		SOLE		83897		7700
Cendant Corporation	COM		151313103	10934	858900	SH		SOLE		831750		27150
Chevron Texaco Corp.	COM		166751107	29473	347762	SH		SOLE		336012		11750
Chico's FAS		COM		168615102	922	39148	SH		SOLE		39148
Church & Dwight		COM		171340102	875	33850	SH		SOLE		33850
Concord EFS		COM		206197105	12242	500182	SH		SOLE		484882		15300
Darden Restaurants	COM		237194105	1160	44185	SH		SOLE		44185
Dentsply International	COM		249030107	1682	36610	SH		SOLE		36610
Elan Corporation PLC	ADS		284131208	22032	454727	SH		SOLE		439917		14810
Equity Office PropertiesCOM		294741103	16983	530708	SH		SOLE		521884		8824
Essex Property Trust	COM		297178105	1432	29160	SH		SOLE		29160
Exxon Mobil		COM		30231G102	846	21476	SH		SOLE		10916		10560
Fifth Third Bancorp	COM		316773100	3004	48868	SH		SOLE		48018		850
First Data Corp		COM		319963104	20227	347186	SH		SOLE		335721		11465
First Health Group	COM		320960107	19324	657732	SH		SOLE		654932		2800
Forest Labs		COM		345838106	1039	14400	SH		SOLE		14400
Freddie Mac		COM		313400301	32029	492750	SH		SOLE		476460		16290
General Dynamics	COM		369550108	39244	444339	SH		SOLE		430949		13390
General Electric	COM		369604103	1015	27275	SH		SOLE		27275
Genzyme General		COM		372917104	204	4500	SH		SOLE		4500
Golden West Financial	COM		381317106	20882	359415	SH		SOLE		349555		9860
H & R Block		COM		093671105	4907	127260	SH		SOLE		123460		3800
Harley Davidson		COM		412822108	20005	493940	SH		SOLE		479185		14755
Home Depot		COM		437076102	2501	65194	SH		SOLE		56808		8386
Johnson & Johnson	COM		478160104	36949	666945	SH		SOLE		646205		20740
Kroger			COM		501044101	25913	1051681	SH		SOLE		1017756		33925
Lincare Holdings	COM		532791100	9135	343820	SH		SOLE		334045		9775
Lowes Cos		COM		548661107	20550	649286	SH		SOLE		638036		11250
Marsh Supermarket Inc	CL A		571783307	233	16300	SH		SOLE		16300
Marsh Supermarket Inc	CL B		571783208	337	24545	SH		SOLE		24545
M&T Bank Corp		COM		55261F104	1288	17400	SH		SOLE		17400
Merck & Co.		COM		589331107	575	8636	SH		SOLE		8636
MGIC Investment Corp.	COM		552848103	1469	22480	SH		SOLE		22480
Ninety-Nine Cents Only COM		65440K106	792	24490	SH		SOLE		24490
Parker Drilling		COM		701081101	308	100000	SH		SOLE		100000
Patterson Dental	COM		703412106	1429	38760	SH		SOLE		38760
Pepsico Inc.		COM		713448108	27434	565650	SH		SOLE		545330		20320
Performance Food Group	COM		713755106	1203	42160	SH		SOLE		42160
Pfizer			COM		717081103	1009	25162	SH		SOLE		25162
Philip Morris		COM		718154107	27172	562685	SH		SOLE		542595		20090
Phillips Petroleum	COM		718507106	28803	533982	SH		SOLE		518062		15920
Proctor & Gamble	COM		742718109	29022	398710	SH		SOLE		384640		14070
Protective Life		COM		743674103	6310	217590	SH		SOLE		211800		5790
Ruby Tuesday Inc	COM		781182100	868	55300	SH		SOLE		55300
Schering-Plough		COM		806605101	1892	50998	SH		SOLE		44458		6540
Sysco			COM		871829107	42707	1672160	SH		SOLE		1623210		48950
Tenet Healthcare	COM		88033G100	13175	220870	SH		SOLE		213970		6900
Trigon Healthcare Inc	COM		896181100	963	14700	SH		SOLE		14700
Tyco Int'l Ltd		COM		902124106	31537	693129	SH		SOLE		674979		18150
United Technologies	COM		913017109	19520	419780	SH		SOLE		406635		13145
UnitedHealth Group	COM		91324P102	32869	494278	SH		SOLE		475828		18450
Universal Health ServicesCOM		913903100	1064	21800	SH		SOLE		21800
USA Education		COM		90390U108	15069	181750	SH		SOLE		177580		4170
Walgreen		COM		931422109	386	11200	SH		SOLE		11200
Washington Mutual Inc	COM		939322103	33624	873810	SH		SOLE		845885		27925